Annual Operating Expenses - FidelitySAICanadaEquityIndexFund-PRO - FidelitySAICanadaEquityIndexFund-PRO - Fidelity SAI Canada Equity Index Fund - Fidelity SAI Canada Equity Index Fund	Jul. 10, 2024
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%	[1]
Total annual operating expenses	0.15%

[1]	A Based on estimated amounts for the current fiscal year.